DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Derivative financial instruments and hedging activities
Effect of interest rate swap agreements designated as hedges in accumulated other comprehensive income

        The following table presents the effect of the Group's interest rate swap agreements designated as hedges in accumulated other comprehensive income for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Accumulated derivatives loss, beginning of the year, net of tax of $1,875, $3,716, $10,073, respectively	$(7,501)	$(14,865)	$(40,293)
Fair value adjustments on hedging derivatives, net of tax of $1,832, $795, $9,939, respectively	(7,330)	(3,181)	(39,757)
Amounts reclassified into earnings during the period, net of tax of $(3,885), $(2,636), $(16,296), respectively	15,543	10,545	65,185

Accumulated derivatives loss, end of the year, net of tax of $(178), $1,875, $3,716	$712	$(7,501)	$(14,865)

Schedule of the group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis

	Significant other observable inputs (Level 2) as of December 31, 2012	Significant other observable inputs (Level 2) as of December 31, 2011
Assets:
Interest rate swap agreements	$1,196	$2,341
Foreign currency options	—	$894
Cross-currency interest rate swap agreements	$3,261	—
Liabilities:
Interest rate swap agreements	$(13,257)	$(15,959)

Designated as hedges
Derivative financial instruments and hedging activities
Schedule of the fair value of the Group's derivative instruments

		December 31,
	Statement of financial position location	2012	2011
Asset derivatives
Cross-currency interest rate swaps	Other non-current assets	3,261	—
Interest rate swaps	Other non-current assets	$1,197	$2,341

Total		$4,458	$2,341

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(12,715)	$(14,676)
Interest rate swaps	Other payables	(542)	(1,283)

Total		$(13,257)	$(15,959)

Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations and comprehensive income

		Year ended December 31,
	Location of loss recognized	2012	2011	2010
Interest rate swaps	Interest expense	$(14,132)	$(13,502)	$(32,726)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(7,856)	(1,862)	(37,820)

Total		$(21,988)	$(15,364)	$(70,546)

		Year ended December 31,
	Location of gain/(loss) recognized	2012	2011	2010
Interest rate swaps	Interest expense	$(6,224)	$7,978	$3,541
Cross-currency interest rate swaps	Currency exchange and transaction gain/(loss)	—	(1,862)	2,011

Total		$(6,224)	$6,116	$5,552

		Year ended December 31,
	Location of (loss) recognized	2012	2011	2010
Interest rate swaps	Interest expense	$—	$(2,032)	$(12,020)
Cross-currency interest rate swaps	Currency exchange and transaction (loss)	—	—	(3,228)

Total		$—	$(2,032)	$(15,248)

Not designated as hedges
Derivative financial instruments and hedging activities
Schedule of the fair value of the Group's derivative instruments

		December 31,
	Statement of financial position location	2012	2011
Asset derivatives:
Foreign currency options	Other current assets	$—	$894

Total		$—	$894

Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations and comprehensive income

		Year ended December 31,
	Location of gain/(loss) recognized	2012	2011	2010
Foreign currency options	Currency exchange and transaction (loss)/gain	$(117)	$3,258	$1,916

Total		$(117)	$3,258	$1,916